                                 DIRECTOR LIFE
                            MODIFIED SINGLE PREMIUM
                       VARIABLE LIFE INSURANCE POLICIES
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
[LOGO]                     Telephone: (800) 231-5453

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This Prospectus describes information you should know before you purchase Director Life. Please read it carefully.

Director Life is a modified single premium variable life insurance policy. It is:

X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:

                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Advisers Sub-Account                          --   Class IA of Hartford Advisers HLS Fund, Inc.
Bond Sub-Account                              --   Class IA of Hartford Bond HLS Fund, Inc.
Capital Appreciation Sub-Account              --   Class IA of Hartford Capital Appreciation HLS Fund, Inc.
Dividend and Growth Sub-Account               --   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
Global Leaders Sub-Account                    --   Class IA of Hartford Global Leaders HLS Fund of Hartford
                                                   Series Fund
Growth and Income Sub-Account                 --   Class IA of Hartford Growth and Income HLS Fund of
                                                   Hartford Series Fund
High Yield Sub-Account                        --   Class IA of Hartford High Yield HLS Fund of Hartford
                                                   Series Fund
Index Sub-Account                             --   Class IA of Hartford Index HLS Fund, Inc.
International Advisers Sub-Account            --   Class IA of Hartford International Advisers HLS Fund, Inc.
International Opportunities Sub-Account       --   Class IA of Hartford International Opportunities HLS Fund,
                                                   Inc.
MidCap Sub-Account                            --   Class IA of Hartford MidCap HLS Fund, Inc.
Mortgage Securities Sub-Account               --   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
Money Market Sub-Account                      --   Class IA of Hartford Money Market HLS Fund, Inc.
Small Company Sub-Account                     --   Class IA of Hartford Small Company HLS Fund, Inc.
Stock Sub-Account                             --   Class IA of Hartford Stock HLS Fund, Inc.

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
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PROSPECTUS DATED: MAY 3, 1999

2                                                HARTFORD LIFE INSURANCE COMPANY
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 SUMMARY OF BENEFITS AND RISKS.........................................    3
 FEE TABLE.............................................................    4
 ABOUT US..............................................................    5
   Hartford Life Insurance Company.....................................    5
   Separate Account Five...............................................    5
   The Funds...........................................................    6
 CHARGES AND DEDUCTIONS................................................    7
 YOUR POLICY...........................................................    9
 PREMIUMS..............................................................   11
 DEATH BENEFITS AND POLICY VALUES......................................   12
 MAKING WITHDRAWALS FROM YOUR POLICY...................................   14
 LOANS.................................................................   14
 LAPSE AND REINSTATEMENT...............................................   15
 FEDERAL TAX CONSIDERATIONS............................................   15
 LEGAL PROCEEDINGS.....................................................   18
 OTHER MATTERS.........................................................   18
 GLOSSARY OF SPECIAL TERMS.............................................   20
 APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW
   YORK................................................................   21

HARTFORD LIFE INSURANCE COMPANY                                                3
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                              SUMMARY OF BENEFITS
                                   AND RISKS

                            BENEFITS OF YOUR POLICY
    FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

    RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period maybe provided in certain states.

    CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

    DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

    INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

    SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

    LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

    SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

                    WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

    Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

                              RISKS OF YOUR POLICY

    INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

    UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

    RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

    LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

    SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

    TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

    ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

4                                                HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE

    The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

                                 SURRENDER FEES

                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------------------------------------------------------------------------------------------------------------------
 Surrender Charges       When you fully or partially         A percentage of the amount          All, if the surrender is subject
                         surrender your policy.              surrendered, not to exceed the      to a charge.
                                                             premium payments, depending on the
                                                             Policy Year, in which the premium
                                                             payment was made.
                                                             The percentage is as follows:
                                                             Policy
                                                             Year             Percentage
                                                             1                     7.5%
                                                             2                     7.5%
                                                             3                     7.5%
                                                             4                       6%
                                                             5                       6%
                                                             6                       4%
                                                             7                       4%
                                                             8                       2%
                                                             9                       2%
                                                             10+                    0%
 ----------------------------------------------------------------------------------------------------------------------------------
 Unamortized Tax Charge  Upon surrender or partial           A percentage of the Account Value                  All
                         surrender of the policy.            depending on the Policy Year the
                                                             surrender takes place.
                                                             The percentage is as follows:
                                                             Policy
                                                             Year             Percentage
                                                             1                    2.25%
                                                             2                    2.00%
                                                             3                    1.75%
                                                             4                    1.50%
                                                             5                    1.25%
                                                             6                    1.00%
                                                             7                    0.75%
                                                             8                    0.50%
                                                             9                    0.25%
                                                             10+                  0.00%

HARTFORD LIFE INSURANCE COMPANY                                                5
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    The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

               ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------------------------------------------------------------------------------------------------------------------
 Cost of Insurance       Monthly.                            Individualized depending on age,                   All
 Charges                                                     sex and other factors.
 ----------------------------------------------------------------------------------------------------------------------------------
 Mortality and Expense   Monthly.                            .90% (annualized) of Sub-Account                   All
 Risk Charge                                                 Value
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 Tax Expense Charge      Monthly.                            .40% (annualized) of Account Value                 All
                                                             for Policy Years 1-10
 ----------------------------------------------------------------------------------------------------------------------------------
 Annual Maintenance Fee  On Policy Anniversary Date or upon  $30.00                              Only policies with an Account
                         surrender of the policy.                                                Value of less than $50,000 on the
                                                                                                 Policy Anniversary Date or date of
                                                                                                 surrender.
 ----------------------------------------------------------------------------------------------------------------------------------
 Administrative Charge   Monthly.                            .25% (annualized) of Sub-Account                   All
                                                             Value

    The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES

                                                                      AMOUNT DEDUCTED                   POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                   (ANNUALIZED)                     CHARGE IS DEDUCTED
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 Management Fees         Daily net asset values of a Fund             0.382% - 0.775%            All policies, but deductions only
                         reflect Management Fees already                                         from underlying Funds selected by
                         deducted from assets of the Fund.                                       you.
 ----------------------------------------------------------------------------------------------------------------------------------
 Other Expenses          Daily net asset values of a Fund             0.015% - 0.120%            All policies, but deductions only
                         reflect Other Expenses already                                          from underlying Funds selected by
                         deducted from the assets of the                                         you.
                         Fund.
 ----------------------------------------------------------------------------------------------------------------------------------
 Total Fund Annual       Daily net asset values of a Fund             0.401% - 0.895%            All policies, but deductions only
 Expenses                reflect Total Fund Annual                                               from underlying Funds selected by
                         Operating Expenses already                                              you.
                         deducted from assets of the Fund.

                                    ABOUT US

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE
                         DATE OF
RATING AGENCY            RATING         RATING         BASIS OF RATING
--------------------  -------------     ------     -----------------------
A.M. Best and
Company, Inc........       1/1/99             A+   Financial performance
                                                   Insurer financial
Standard & Poor's...       6/1/98            AA    strength
Duff & Phelps.......     12/21/98            AA+   Claims paying ability

                             SEPARATE ACCOUNT FIVE

    The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the

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benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on July 25, 1994 under the laws of Connecticut.

                                   THE FUNDS

    All of the Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

    Each Fund, except for the Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund, is a separate Maryland corporation registered as an open-end management investment company. The Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

    The Funds may not be available in all states.

    The investment goals of each of the Funds are as follows:

    HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

    HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

    HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

    HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

    HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by U.S. an non-U.S. high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

    HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with growth potential and steady or rising dividends. Sub-advised by Wellington Management.

    HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grad fixed-income securities. Growth of capital is a secondary objective. Securities related below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the Section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

    HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

    HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

* "STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P
  500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                                7
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    HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

    HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

    HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.

    HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

    HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

    HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

    MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

    VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

                             CHARGES AND DEDUCTIONS

    The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

    Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

    Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

    Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

    The deductions and charges associated with your policy are listed below.

    COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage

8                                                HARTFORD LIFE INSURANCE COMPANY
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Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

    Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Face Amount minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000

Account Value on the Monthly Activity Date = $30,000

Insured's attained age = 40

Minimum Coverage Amount percentage for age 40 = 150%

    On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.

    Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

    Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

    MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

    MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

    EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

    We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

    TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

(1) Premium taxes imposed by various states and local jurisdictions.

    A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.

    During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

    UNAMORTIZED TAX CHARGE -- During the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown

HARTFORD LIFE INSURANCE COMPANY                                                9
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below, as a percentage of amount surrendered, during each Policy Year:

          POLICY
           YEAR       RATE
          ------      -----
            1         2.25%
            2         2.00%
            3         1.75%
            4         1.50%
            5         1.25%
            6         1.00%
            7         0.75%
            8         0.50%
            9         0.25%
           10+        0.00%

    After the ninth Policy Year, no Unamortized Tax charge will be imposed.

    ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

    ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.25%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

    SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

X  For Policy Years 1, 2 and 3, the charge is 7.5%.

X  For Policy Years 4 and 5, the charge is 6%.

X  For Policy Years 6 and 7, the charge is 4%.

X  For Policy Years 8 and 9, the charge is 2%.

X  For Policy Years 10 and beyond, the charge is 0%.

    In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

    The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

    CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

                                  YOUR POLICY

                                 POLICY RIGHTS

    POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

    BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT

    You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

    STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

    LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition,

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if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

    MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

                               POLICY LIMITATIONS

    DIVIDENDS -- No dividends will be paid under the policy.

    TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

    Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

    It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

                     CHANGES TO POLICY OR SEPARATE ACCOUNT

    SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

    We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

    In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

    SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                         OTHER BENEFITS OF YOUR POLICY

    LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

6. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

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                                    PREMIUMS

    APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

    Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

    If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

    PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

    Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

    ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

    We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

    ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

    ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

    You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

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    All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

    ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

    The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

    SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

(a) the New York Stock Exchange is closed;

(b) trading on the New York Stock Exchange is restricted by the SEC;

(c) the SEC permits and orders postponement; or

(d) the SEC determines that an emergency exists to restrict valuation.

                               DEATH BENEFITS AND
                                 POLICY VALUES

    DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

    We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

    The Death Benefit equals the greater of:

(1) the Face Amount; or

(2) the Account Value multiplied by a specified percentage.

    The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Insured's Age..........................          40          40
Account Value on Date of Death.........  $   46,500  $   34,000
Specified Percentage...................        250%        250%

    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

    DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

    All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

    SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120,180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

    The following settlement options are available under your policy:

    OPTION 1 -- INTEREST INCOME -- This option offers payments of interest, at the rate we declare, on the amount

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applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

    OPTION 2 -- LIFE ANNUITY -- Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

    OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

    OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

    Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

    OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD -- We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

    VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

    VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

    We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

    The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

    Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

    FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

    Hartford will make any other arrangements for income payments as may be agreed on.

    BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

    CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

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                            MAKING WITHDRAWALS FROM
                                  YOUR POLICY

    SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

    If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

    PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

    RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii)any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

    RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

                                     LOANS

    AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

    The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

    Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

    If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

    PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

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    LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

    EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

    CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

    POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

                            LAPSE AND REINSTATEMENT

    LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

    GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

    The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

    REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

    The Account Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

(d) the Surrender Charge at the time of reinstatement.

    The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

    Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums - Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

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    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                       INCOME TAXATION OF POLICY BENEFITS

    For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                             LAST SURVIVOR POLICIES

    Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

                          MODIFIED ENDOWMENT CONTRACTS

    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.

    A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

    All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal

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estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

                          DIVERSIFICATION REQUIREMENTS

    The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

    Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under

18                                               HARTFORD LIFE INSURANCE COMPANY
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the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS
    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING
    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

                                 OTHER MATTERS

    LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

                                   YEAR 2000

    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as

HARTFORD LIFE INSURANCE COMPANY                                               19
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suppliers, computer vendors, distributors and others, may also adversely affect any given company.

    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

20                                               HARTFORD LIFE INSURANCE COMPANY
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                           GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE INSURANCE COMPANY                                               21
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                                   APPENDIX A
             SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

                         THE FIXED ACCUMULATION FEATURE

    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

    No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

    No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

    TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE -- New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

22                                               HARTFORD LIFE INSURANCE COMPANY
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A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

    DEFERRED PAYMENTS -- Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.

                                     PART B

                                                 HARTFORD LIFE INSURANCE COMPANY
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                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT FIVE

    This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 3, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999

2                                                HARTFORD LIFE INSURANCE COMPANY
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY.......................................     3
 SERVICES..............................................................     5
 EXPERTS...............................................................     5
 DISTRIBUTION OF THE POLICIES..........................................     6
 ADDITIONAL INFORMATION ABOUT CHARGES..................................     6
 ILLUSTRATION OF BENEFITS..............................................     7
 FINANCIAL STATEMENTS..................................................  SA-I

STATEMENT OF ADDITIONAL INFORMATION                                            3
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                              GENERAL INFORMATION
                                  AND HISTORY

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

    The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:

                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Wendell J. Bossen            Vice President, 1992**                 Vice President (1992-Present), Hartford Life and Accident
                                                                      Insurance Company; President (1992-Present), International
                                                                      Corporate Marketing Group, Inc.; Executive Vice President
                                                                      (1984-1992), Mutual Benefit.

Gregory A. Boyko             Senior Vice President,                 Vice President and Controller (1995-1997), Hartford Life
                             Director 1997                            Insurance Company; Director (1997-Present); Senior Vice
                                                                      President (1997-Present), Chief Financial Officer & Treasurer
                                                                      (1997-1998); Vice President & Controller (1995-1997), Hartford
                                                                      Life and Accident Insurance Company; Senior Vice President,
                                                                      Chief Financial Officer & Treasurer (1997-Present), Hartford
                                                                      Life, Inc.; Chief Financial Officer (1994-1995), IMG American
                                                                      Life; Senior Vice President (1992-1994), Connecticut Mutual
                                                                      Life Insurance Company.

Peter W. Cummins             Senior Vice President, 1997            Vice President (1989-1997); Director of Broker Dealer Sales-ILAD
                                                                      (1989-1992), Hartford; Senior Vice President (1997-Present)
                                                                      Vice President (1989-1997); Director of Broker Dealer
                                                                      Sales-ILAD (1989-1991), Hartford Life and Accident Insurance
                                                                      Company.

Timothy M. Fitch             Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Vice President
                                                                      (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                      President (1992-1995), Hartford Life and Accident Insurance
                                                                      Company.

Mary Jane B. Fortin          Vice President & Chief                 Vice President & Chief Accounting Officer, (1998-Present),
                             Accounting Officer, 1998                 Hartford Life & Annuity Insurance Company; Vice President &
                                                                      Chief Accounting Officer, (1998-Present), Royal Life Insurance
                                                                      Company of America; Vice President & Chief Accounting Officer
                                                                      (1998-Present) Alpine Life Insurance Company; Chief Accounting
                                                                      Officer (1997-Present), Hartford Life, Inc.; Director, Finance
                                                                      (1995-1997), Value Health, Inc.; Senior Manager (1993-1995),
                                                                      Coopers and Lybrand; Audit Manager (1993-1996) Arthur Andersen
                                                                      & Co.

4                                                HARTFORD LIFE INSURANCE COMPANY
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                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
David T. Foy                 Senior Vice President and              Senior Vice President (1998-Present), Vice President (1998),
                             Treasurer, 1998                          Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                                      President (1998-Present), Hartford Life and Accident Insurance
                                                                      Company; Director, Strategic Planning Corporate Finance
                                                                      (1995-1996), IA Product Development (1994-1995), Hartford;
                                                                      Various Actuarial Roles (1989-1993), Milliman & Robertson.

Lynda Godkin                 Senior Vice President, 1997            Associate General Counsel (1995-1996); Assistant General Counsel
                             General Counsel, 1996                    and Secretary (1994-1995); Counsel (1990-1994), Hartford;
                             Corporate Secretary, 1995                Director (1997-Present); Senior Vice President (1997-Present);
                             Director, 1997                           General Counsel (1996-Present); Corporate Secretary
                                                                      (1995-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life and Accident Insurance Company;
                                                                      Vice President and General Counsel (1997-Present), Hartford
                                                                      Life, Inc.

Lois W. Grady                Senior Vice President, 1998            Vice President (1993-1998); Assistant Vice President
                                                                      (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                                      President (1993-1997); Assistant Vice President (1987-1993),
                                                                      Hartford Life and Accident Insurance Company.

Stephen T. Joyce             Vice President, 1997                   Assistant Vice President (1994-1997), Hartford; Assistant Vice
                                                                      President (1994-1997), Hartford Life and Accident Insurance
                                                                      Company.

Michael D. Keeler            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-1997), Providian
                                                                      Insurance; Supervisor/ Manager (1985-1995), U.S. West
                                                                      Communications.

Robert A. Kerzner            Senior Vice President, 1998            Vice President, (1995-1998); Regional Vice President
                                                                      (1991-1994), Hartford; Vice President (1994-1997), Hartford
                                                                      Life and Accident Insurance Company.

Thomas M. Marra              Executive Vice President, 1995         Senior Vice President (1994-1995); Vice President (1989-1994);
                             Director, 1994*                          Actuary (1987-1995), Hartford; Director (1994-Present);
                                                                      Executive Vice President (1995-Present); Senior Vice President
                                                                      (1994-1995); Director, Individual Life and Annuity Division
                                                                      (1994-Present); Actuary (1987-1997), Hartford Life and
                                                                      Accident Insurance Company; Executive Vice President,
                                                                      Individual Life and Annuities (1997-Present), Hartford Life,
                                                                      Inc.

Joseph J. Noto               Vice President, 1989                   Executive Vice President & Chief Operating Officer
                                                                      (1997-Present); Director (1994-Present); President
                                                                      (1994-1997), American Maturity Life Insurance Company; Vice
                                                                      President (1989-1997), Hartford Life and Accident Insurance
                                                                      Company.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Craig R. Raymond             Senior Vice President, 1997 Chief      Vice President (1993-1997); Assistant Vice President
                             Actuary, 1994                            (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                                      President (1997-Present); Chief Actuary (1995-Present); Vice
                                                                      President (1993-1997); Actuary (1990-1995), Hartford Life and
                                                                      Accident Insurance Company; Vice President and Chief Actuary
                                                                      (1997-Present), Hartford Life, Inc.

Donald A. Salama             Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                      Insurance Company; Principal and Director Institutional Sales
                                                                      (1995-1998), The Vanguard Group; Senior Vice President
                                                                      (1994-1995), Mercantile Ban-corporation; Vice President
                                                                      (1988-1994), Bankers Trust Company.

Lowndes A. Smith             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                             Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                             Director, 1981*                          Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life and Accident Insurance Company; Chief Executive
                                                                      Officer and President and Director (1997-Present), Hartford
                                                                      Life, Inc.

David M. Znamierowski        Senior Vice President, 1997            Vice President (1997), Hartford; Director (1998-Present); Senior
                             Director, 1998*                          Vice President (1997-Present); Hartford Life and Accident
                                                                      Insurance Company; Vice President, Investment Strategy
                                                                      (1997-Present), Hartford Life, Inc.; Vice President,
                                                                      Investment Strategy & Policy (1991-1996), Aetna Life and
                                                                      Casualty.

---------

 * Denotes date of election to Board of Directors of Hartford.

** Affiliated Company of The Hartford Financial Services Group, Inc.

    Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

    SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

                                    SERVICES

    SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

                                    EXPERTS

    INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

    ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                          DISTRIBUTION OF THE POLICIES

    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

    The following table shows officers and directors of HSD:

NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITIONS AND OFFICES
-----------------------  ----------------------------------------
Lowndes A. Smith         President and Chief Executive Officer,
                          Director
Thomas M. Marra          Executive Vice President, Director
Robert A. Kerzner        Executive Vice President
Lynda Godkin             Senior Vice President, General Counsel
                          and Corporate Secretary, Director
Peter W. Cummins         Senior Vice President
David T. Foy             Treasurer
George R. Jay            Controller

    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

    Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

                             ADDITIONAL INFORMATION
                                 ABOUT CHARGES

    UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

    COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

                ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES

    The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life preferred Policy. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.

    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.62% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.62% described above) of -0.62%, 5.38% and 11.38%, respectively.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

    Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $40,161

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,863          9,868       40,161      10,785        9,792
      2         11,025          11,803         10,817       40,161      11,638       10,655       40,161
      3         11,576          12,827         11,852       40,161      12,566       11,596       40,161
      4         12,155          13,942         13,133       40,161      13,577       12,774       40,161
      5         12,763          15,158         14,369       40,161      14,679       13,896       40,161

      6         13,401          16,483         15,918       40,161      15,881       15,322       40,161
      7         14,071          17,926         17,391       40,161      17,193       16,664       40,161
      8         14,775          19,498         19,201       40,161      18,626       18,332       40,161
      9         15,513          21,211         20,958       40,161      20,192       19,942       40,161
     10         16,289          23,078         23,078       40,161      21,909       21,909       40,161

     11         17,103          25,238         25,238       40,161      23,888       23,888       40,161
     12         17,959          27,603         27,603       40,299      26,076       26,076       40,161
     13         18,856          30,193         30,193       42,873      28,499       28,499       40,468
     14         19,799          33,032         33,032       45,584      31,175       31,175       43,021
     15         20,789          36,147         36,147       48,437      34,113       34,113       45,711

     16         21,829          39,567         39,567       51,437      37,338       37,338       48,540
     17         22,920          43,309         43,309       55,435      40,868       40,868       52,310
     18         24,066          47,404         47,404       59,728      44,730       44,730       56,359
     19         25,270          51,885         51,885       64,337      48,957       48,957       60,706
     20         26,533          56,824         56,824       69,325      53,584       53,584       65,372

     25         33,864          89,475         89,475      103,791      84,273       84,273       97,756
     35         55,160         222,042        222,042      235,364     208,831      208,831      221,360

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,278          9,296       40,161      10,199        9,220       40,161
      2         11,025          10,564          9,602       40,161      10,395        9,437       40,161
      3         11,576          10,858          9,918       40,161      10,587        9,652       40,161
      4         12,155          11,162         10,395       40,161      10,774       10,012       40,161
      5         12,763          11,476         10,732       40,161      10,954       10,217       40,161

      6         13,401          11,799         11,281       40,161      11,126       10,615       40,161
      7         14,071          12,132         11,641       40,161      11,287       10,802       40,161
      8         14,775          12,475         12,213       40,161      11,435       11,178       40,161
      9         15,513          12,829         12,597       40,161      11,566       11,337       40,161
     10         16,289          13,194         13,194       40,161      11,677       11,677       40,161

     11         17,103          13,638         13,638       40,161      11,815       11,815       40,161
     12         17,959          14,098         14,098       40,161      11,930       11,930       40,161
     13         18,856          14,575         14,575       40,161      12,020       12,020       40,161
     14         19,799          15,069         15,069       40,161      12,082       12,082       40,161
     15         20,789          15,580         15,580       40,161      12,112       12,112       40,161

     16         21,829          16,111         16,111       40,161      12,104       12,104       40,161
     17         22,920          16,660         16,660       40,161      12,050       12,050       40,161
     18         24,066          17,229         17,229       40,161      11,942       11,942       40,161
     19         25,270          17,818         17,818       40,161      11,769       11,769       40,161
     20         26,533          18,429         18,429       40,161      11,521       11,521       40,161

     25         33,864          21,829         21,829       40,161       8,690        8,690       40,161
     35         55,160          30,732         30,732       40,161          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $40,161

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,692          8,724       40,161       9,614        8,647       40,161
      2         11,025           9,393          8,455       40,161       9,222        8,287       40,161
      3         11,576           9,102          8,193       40,161       8,824        7,919       40,161
      4         12,155           8,820          8,088       40,161       8,418        7,692       40,161
      5         12,763           8,545          7,838       40,161       8,004        7,304       40,161

      6         13,401           8,278          7,795       40,161       7,578        7,102       40,161
      7         14,071           8,018          7,558       40,161       7,138        6,685       40,161
      8         14,775           7,766          7,527       40,161       6,681        6,448       40,161
      9         15,513           7,520          7,301       40,161       6,204        5,988       40,161
     10         16,289           7,282          7,282       40,161       5,702        5,702       40,161

     11         17,103           7,085          7,085       40,161       5,195        5,195       40,161
     12         17,959           6,893          6,893       40,161       4,657        4,657       40,161
     13         18,856           6,705          6,705       40,161       4,083        4,083       40,161
     14         19,799           6,522          6,522       40,161       3,470        3,470       40,161
     15         20,789           6,343          6,343       40,161       2,814        2,814       40,161

     16         21,829           6,168          6,168       40,161       2,107        2,107       40,161
     17         22,920           5,997          5,997       40,161       1,341        1,341       40,161
     18         24,066           5,830          5,830       40,161         506          506       40,161
     19         25,270           5,667          5,667       40,161          --           --           --
     20         26,533           5,507          5,507       40,161          --           --           --

     25         33,864           4,763          4,763       40,161          --           --           --
     35         55,160           3,511          3,511       40,161          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $33,334

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,863          9,868       33,334      10,756        9,764       33,334
      2         11,025          11,803         10,817       33,334      11,580       10,599       33,334
      3         11,576          12,827         11,852       33,334      12,481       11,512       33,334
      4         12,155          13,942         13,133       33,334      13,467       12,665       33,334
      5         12,763          15,158         14,369       33,334      14,548       13,766       33,334

      6         13,401          16,483         15,918       33,334      15,733       15,175       33,334
      7         14,071          17,926         17,391       33,334      17,031       16,504       33,334
      8         14,775          19,498         19,201       33,334      18,455       18,162       33,334
      9         15,513          21,211         20,958       33,334      20,017       19,767       33,334
     10         16,289          23,078         23,078       33,334      21,734       21,734       33,334

     11         17,103          25,240         25,240       33,334      23,724       23,724       33,334
     12         17,959          27,633         27,633       33,334      25,936       25,936       33,334
     13         18,856          30,291         30,291       35,743      28,404       28,404       33,516
     14         19,799          33,208         33,208       38,853      31,137       31,137       36,430
     15         20,789          36,407         36,407       42,232      34,134       34,134       39,595

     16         21,829          39,914         39,914       45,901      37,420       37,420       43,033
     17         22,920          43,769         43,769       49,459      41,032       41,032       46,366
     18         24,066          48,009         48,009       53,289      45,005       45,005       49,954
     19         25,270          52,676         52,676       57,416      49,377       49,377       53,820
     20         26,533          57,811         57,811       63,013      54,158       54,158       59,031

     25         33,864          91,965         91,965       97,483      86,154       86,154       91,323
     35         55,160         229,170        229,170      240,628     212,494      212,494      223,118

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $33,334

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,278          9,296       33,334      10,170        9,192       33,334
      2         11,025          10,564          9,602       33,334      10,337        9,381       33,334
      3         11,576          10,858          9,918       33,334      10,501        9,568       33,334
      4         12,155          11,162         10,395       33,334      10,662        9,903       33,334
      5         12,763          11,476         10,732       33,334      10,819       10,084       33,334

      6         13,401          11,799         11,281       33,334      10,970       10,460       33,334
      7         14,071          12,132         11,641       33,334      11,111       10,628       33,334
      8         14,775          12,475         12,213       33,334      11,237       10,981       33,334
      9         15,513          12,829         12,597       33,334      11,343       11,115       33,334
     10         16,289          13,194         13,194       33,334      11,426       11,426       33,334

     11         17,103          13,638         13,638       33,334      11,530       11,530       33,334
     12         17,959          14,098         14,098       33,334      11,607       11,607       33,334
     13         18,856          14,575         14,575       33,334      11,657       11,657       33,334
     14         19,799          15,069         15,069       33,334      11,678       11,678       33,334
     15         20,789          15,580         15,580       33,334      11,663       11,663       33,334

     16         21,829          16,111         16,111       33,334      11,604       11,604       33,334
     17         22,920          16,660         16,660       33,334      11,488       11,488       33,334
     18         24,066          17,229         17,229       33,334      11,297       11,297       33,334
     19         25,270          17,818         17,818       33,334      11,011       11,011       33,334
     20         26,533          18,429         18,429       33,334      10,608       10,608       33,334

     25         33,864          21,829         21,829       33,334       5,873        5,873       33,334
     35         55,160          30,732         30,732       33,334          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $33,334

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,692          8,724       33,334       9,585        8,619       33,334
      2         11,025           9,393          8,455       33,334       9,165        8,231       33,334
      3         11,576           9,102          8,193       33,334       8,739        7,836       33,334
      4         12,155           8,820          8,088       33,334       8,308        7,584       33,334
      5         12,763           8,545          7,838       33,334       7,871        7,172       33,334

      6         13,401           8,278          7,795       33,334       7,423        6,949       33,334
      7         14,071           8,018          7,558       33,334       6,961        6,509       33,334
      8         14,775           7,766          7,527       33,334       6,480        6,247       33,334
      9         15,513           7,520          7,301       33,334       5,972        5,757       33,334
     10         16,289           7,282          7,282       33,334       5,434        5,434       33,334

     11         17,103           7,085          7,085       33,334       4,882        4,882       33,334
     12         17,959           6,893          6,893       33,334       4,291        4,291       33,334
     13         18,856           6,705          6,705       33,334       3,658        3,658       33,334
     14         19,799           6,522          6,522       33,334       2,982        2,982       33,334
     15         20,789           6,343          6,343       33,334       2,254        2,254       33,334

     16         21,829           6,168          6,168       33,334       1,462        1,462       33,334
     17         22,920           5,997          5,997       33,334         590          590       33,334
     18         24,066           5,830          5,830       33,334          --           --           --
     19         25,270           5,667          5,667       33,334          --           --           --
     20         26,533           5,507          5,507       33,334          --           --           --

     25         33,864           4,763          4,763       33,334          --           --           --
     35         55,160           3,511          3,511       33,334          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $19,380

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,863          9,868       19,380      10,679        9,688       19,380
      2         11,025          11,803         10,817       19,380      11,421       10,442       19,380
      3         11,576          12,827         11,852       19,380      12,237       11,273       19,380
      4         12,155          13,942         13,133       19,380      13,140       12,343       19,380
      5         12,763          15,158         14,369       19,380      14,146       13,369       19,380

      6         13,401          16,483         15,918       19,380      15,273       14,720       19,380
      7         14,071          17,932         17,397       20,262      16,546       16,022       19,380
      8         14,775          19,524         19,226       21,671      17,992       17,702       19,970
      9         15,513          21,272         21,019       23,186      19,600       19,351       21,363
     10         16,289          23,167         23,167       25,251      21,343       21,343       23,264

     11         17,103          25,338         25,338       27,365      23,341       23,341       25,208
     12         17,959          27,722         27,722       29,662      25,535       25,535       27,322
     13         18,856          30,323         30,323       32,446      27,925       27,925       29,879
     14         19,799          33,180         33,180       35,171      30,553       30,553       32,386
     15         20,789          36,300         36,300       38,477      33,417       33,417       35,421

     16         21,829          39,730         39,730       41,716      36,572       36,572       38,400
     17         22,920          43,472         43,472       45,645      40,010       40,010       42,010
     18         24,066          47,570         47,570       49,948      43,751       43,751       45,938
     19         25,270          52,056         52,056       54,659      47,818       47,818       50,208
     20         26,533          57,002         57,002       59,852      52,234       52,234       54,845

     25         33,864          89,740         89,740       94,227      80,683       80,683       84,717
     35         55,160         222,442        222,442      224,666     194,036      194,036      195,976

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $19,380

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,278          9,296       19,380      10,090        9,113       19,380
      2         11,025          10,564          9,602       19,380      10,162        9,209       19,380
      3         11,576          10,858          9,918       19,380      10,214        9,285       19,380
      4         12,155          11,162         10,395       19,380      10,242        9,489       19,380
      5         12,763          11,476         10,732       19,380      10,243        9,515       19,380

      6         13,401          11,799         11,281       19,380      10,209        9,707       19,380
      7         14,071          12,132         11,641       19,380      10,134        9,658       19,380
      8         14,775          12,475         12,213       19,380      10,007        9,757       19,380
      9         15,513          12,829         12,597       19,380       9,816        9,592       19,380
     10         16,289          13,194         13,194       19,380       9,549        9,549       19,380

     11         17,103          13,638         13,638       19,380       9,228        9,228       19,380
     12         17,959          14,098         14,098       19,380       8,801        8,801       19,380
     13         18,856          14,575         14,575       19,380       8,246        8,246       19,380
     14         19,799          15,069         15,069       19,380       7,534        7,534       19,380
     15         20,789          15,580         15,580       19,380       6,628        6,628       19,380

     16         21,829          16,111         16,111       19,380       5,475        5,475       19,380
     17         22,920          16,660         16,660       19,380       4,000        4,000       19,380
     18         24,066          17,229         17,229       19,380       2,103        2,103       19,380
     19         25,270          17,818         17,818       19,380          --           --           --
     20         26,533          18,429         18,429       19,380          --           --           --

     25         33,864          21,829         21,829       22,920          --           --           --
     35         55,160          30,735         30,735       31,042          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $19,380

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,692          8,724       19,380       9,502        8,538       19,380
      2         11,025           9,393          8,455       19,380       8,976        8,047       19,380
      3         11,576           9,102          8,193       19,380       8,418        7,521       19,380
      4         12,155           8,820          8,088       19,380       7,822        7,105       19,380
      5         12,763           8,545          7,838       19,380       7,181        6,491       19,380

      6         13,401           8,278          7,795       19,380       6,484        6,019       19,380
      7         14,071           8,018          7,558       19,380       5,719        5,276       19,380
      8         14,775           7,766          7,527       19,380       4,870        4,645       19,380
      9         15,513           7,520          7,301       19,380       3,916        3,707       19,380
     10         16,289           7,282          7,282       19,380       2,837        2,837       19,380

     11         17,103           7,085          7,085       19,380       1,617        1,617       19,380
     12         17,959           6,893          6,893       19,380         213          213       19,380
     13         18,856           6,705          6,705       19,380          --           --           --
     14         19,799           6,522          6,522       19,380          --           --           --
     15         20,789           6,343          6,343       19,380          --           --           --

     16         21,829           6,168          6,168       19,380          --           --           --
     17         22,920           5,997          5,997       19,380          --           --           --
     18         24,066           5,830          5,830       19,380          --           --           --
     19         25,270           5,667          5,667       19,380          --           --           --
     20         26,533           5,507          5,507       19,380          --           --           --

     25         33,864           4,763          4,763       19,380          --           --           --
     35         55,160           3,511          3,511       19,380          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,931          9,935       44,053      10,931        9,935       44,053
      2         11,025          11,945         10,956       44,053      11,945       10,956       44,053
      3         11,576          13,051         12,073       44,053      13,051       12,073       44,053
      4         12,155          14,256         13,442       44,053      14,256       13,442       44,053
      5         12,763          15,569         14,774       44,053      15,569       14,774       44,053

      6         13,401          17,000         16,430       44,053      17,000       16,430       44,053
      7         14,071          18,560         18,021       44,053      18,560       18,021       44,053
      8         14,775          20,261         19,960       44,053      20,260       19,959       44,053
      9         15,513          22,120         21,865       44,053      22,113       21,858       44,053
     10         16,289          24,153         24,153       44,053      24,134       24,134       44,053

     11         17,103          26,507         26,507       44,053      26,447       26,447       44,053
     12         17,959          29,095         29,095       44,053      28,987       28,987       44,053
     13         18,856          31,938         31,938       44,053      31,782       31,782       44,053
     14         19,799          35,062         35,062       44,053      34,865       34,865       44,053
     15         20,789          38,500         38,500       44,659      38,275       38,275       44,399

     16         21,829          42,283         42,283       48,625      42,036       42,036       48,341
     17         22,920          46,439         46,439       52,475      46,167       46,167       52,169
     18         24,066          51,005         51,005       56,615      50,707       50,707       56,284
     19         25,270          56,058         56,058       61,103      55,731       55,731       60,746
     20         26,533          61,600         61,600       67,143      61,231       61,231       66,741

     25         33,864          98,693         98,693      104,614      97,792       97,792      103,659
     35         55,160         253,334        253,334      266,001     241,811      241,811      253,901

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,342          9,359       44,053      10,342        9,359       44,053
      2         11,025          10,690          9,727       44,053      10,690        9,727       44,053
      3         11,576          11,045         10,101       44,053      11,045       10,101       44,053
      4         12,155          11,404         10,633       44,053      11,404       10,633       44,053
      5         12,763          11,767         11,020       44,053      11,767       11,020       44,053

      6         13,401          12,141         11,620       44,053      12,132       11,611       44,053
      7         14,071          12,529         12,035       44,053      12,498       12,004       44,053
      8         14,775          12,930         12,665       44,053      12,861       12,597       44,053
      9         15,513          13,344         13,111       44,053      13,219       12,986       44,053
     10         16,289          13,773         13,773       44,053      13,567       13,567       44,053

     11         17,103          14,288         14,288       44,053      13,957       13,957       44,053
     12         17,959          14,823         14,823       44,053      14,333       14,333       44,053
     13         18,856          15,380         15,380       44,053      14,690       14,690       44,053
     14         19,799          15,959         15,959       44,053      15,024       15,024       44,053
     15         20,789          16,561         16,561       44,053      15,328       15,328       44,053

     16         21,829          17,186         17,186       44,053      15,593       15,593       44,053
     17         22,920          17,837         17,837       44,053      15,807       15,807       44,053
     18         24,066          18,513         18,513       44,053      15,954       15,954       44,053
     19         25,270          19,216         19,216       44,053      16,015       16,015       44,053
     20         26,533          19,947         19,947       44,053      15,967       15,967       44,053

     25         33,864          24,060         24,060       44,053      13,071       13,071       44,053
     35         55,160          35,124         35,124       44,053          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,753          8,783       44,053       9,753        8,783       44,053
      2         11,025           9,505          8,565       44,053       9,505        8,565       44,053
      3         11,576           9,255          8,343       44,053       9,255        8,343       44,053
      4         12,155           9,001          8,266       44,053       9,001        8,266       44,053
      5         12,763           8,752          8,042       44,053       8,742        8,033       44,053

      6         13,401           8,509          8,024       44,053       8,476        7,991       44,053
      7         14,071           8,271          7,809       44,053       8,200        7,739       44,053
      8         14,775           8,040          7,800       44,053       7,911        7,671       44,053
      9         15,513           7,814          7,595       44,053       7,604        7,385       44,053
     10         16,289           7,594          7,594       44,053       7,275        7,275       44,053

     11         17,103           7,416          7,416       44,053       6,947        6,947       44,053
     12         17,959           7,242          7,242       44,053       6,584        6,584       44,053
     13         18,856           7,071          7,071       44,053       6,180        6,180       44,053
     14         19,799           6,904          6,904       44,053       5,729        5,729       44,053
     15         20,789           6,739          6,739       44,053       5,221        5,221       44,053

     16         21,829           6,578          6,578       44,053       4,645        4,645       44,053
     17         22,920           6,420          6,420       44,053       3,984        3,984       44,053
     18         24,066           6,265          6,265       44,053       3,216        3,216       44,053
     19         25,270           6,114          6,114       44,053       2,313        2,313       44,053
     20         26,533           5,965          5,965       44,053       1,243        1,243       44,053

     25         33,864           5,263          5,263       44,053          --           --           --
     35         55,160           4,051          4,051       44,053          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $27,778

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,926          9,930       27,778      10,926        9,930       27,778
      2         11,025          11,926         10,938       27,778      11,926       10,938       27,778
      3         11,576          13,007         12,030       27,778      13,006       12,029       27,778
      4         12,155          14,189         13,376       27,778      14,174       13,362       27,778
      5         12,763          15,481         14,688       27,778      15,439       14,646       27,778

      6         13,401          16,894         16,325       27,778      16,810       16,242       27,778
      7         14,071          18,438         17,900       27,778      18,301       17,764       27,778
      8         14,775          20,127         19,826       27,778      19,927       19,628       27,778
      9         15,513          21,973         21,718       27,778      21,707       21,453       27,778
     10         16,289          23,992         23,992       27,778      23,668       23,668       27,778

     11         17,103          26,331         26,331       28,437      25,949       25,949       28,025
     12         17,959          28,901         28,901       30,924      28,482       28,482       30,475
     13         18,856          31,725         31,725       33,946      31,251       31,251       33,439
     14         19,799          34,829         34,829       36,918      34,293       34,293       36,350
     15         20,789          38,239         38,239       40,533      37,617       37,617       39,873

     16         21,829          41,986         41,986       44,085      41,270       41,270       43,333
     17         22,920          46,104         46,104       48,408      45,259       45,259       47,522
     18         24,066          50,628         50,628       53,159      49,611       49,611       52,092
     19         25,270          55,633         55,633       58,414      54,353       54,353       57,070
     20         26,533          61,133         61,133       64,189      59,544       59,544       62,521

     25         33,864          97,944         97,944      102,841      92,878       92,878       97,521
     35         55,160         251,413        251,413      253,927     224,389      224,389      226,632

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $27,778

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.38% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,337          9,355       27,778      10,337        9,355       27,778
      2         11,025          10,671          9,708       27,778      10,671        9,708       27,778
      3         11,576          11,008         10,065       27,778      10,998       10,056       27,778
      4         12,155          11,356         10,586       27,778      11,317       10,547       27,778
      5         12,763          11,716         10,970       27,778      11,623       10,877       27,778

      6         13,401          12,089         11,568       27,778      11,912       11,393       27,778
      7         14,071          12,475         11,981       27,778      12,179       11,688       27,778
      8         14,775          12,874         12,609       27,778      12,417       12,155       27,778
      9         15,513          13,286         13,053       27,778      12,616       12,384       27,778
     10         16,289          13,713         13,713       27,778      12,765       12,765       27,778

     11         17,103          14,226         14,226       27,778      12,906       12,906       27,778
     12         17,959          14,759         14,759       27,778      12,979       12,979       27,778
     13         18,856          15,313         15,313       27,778      12,968       12,968       27,778
     14         19,799          15,889         15,889       27,778      12,858       12,858       27,778
     15         20,789          16,488         16,488       27,778      12,626       12,626       27,778

     16         21,829          17,111         17,111       27,778      12,244       12,244       27,778
     17         22,920          17,758         17,758       27,778      11,669       11,669       27,778
     18         24,066          18,431         18,431       27,778      10,846       10,846       27,778
     19         25,270          19,131         19,131       27,778       9,700        9,700       27,778
     20         26,533          19,859         19,859       27,778       8,132        8,132       27,778

     25         33,864          23,953         23,953       27,778          --           --           --
     35         55,160          34,966         34,966       35,316          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $27,778

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.62% NET)

                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500           9,748          8,779       27,778       9,748        8,779       27,778
      2         11,025           9,485          8,546       27,778       9,485        8,546       27,778
      3         11,576           9,224          8,313       27,778       9,207        8,296       27,778
      4         12,155           8,970          8,235       27,778       8,911        8,177       27,778
      5         12,763           8,721          8,012       27,778       8,590        7,883       27,778

      6         13,401           8,479          7,994       27,778       8,240        7,758       27,778
      7         14,071           8,242          7,781       27,778       7,853        7,394       27,778
      8         14,775           8,012          7,772       27,778       7,417        7,180       27,778
      9         15,513           7,787          7,567       27,778       6,919        6,701       27,778
     10         16,289           7,567          7,567       27,778       6,343        6,343       27,778

     11         17,103           7,390          7,390       27,778       5,695        5,695       27,778
     12         17,959           7,216          7,216       27,778       4,928        4,928       27,778
     13         18,856           7,046          7,046       27,778       4,018        4,018       27,778
     14         19,799           6,879          6,879       27,778       2,938        2,938       27,778
     15         20,789           6,715          6,715       27,778       1,650        1,650       27,778

     16         21,829           6,554          6,554       27,778         102          102       27,778
     17         22,920           6,397          6,397       27,778          --           --           --
     18         24,066           6,242          6,242       27,778          --           --           --
     19         25,270           6,091          6,091       27,778          --           --           --
     20         26,533           5,943          5,943       27,778          --           --           --

     25         33,864           5,243          5,243       27,778          --           --           --
     35         55,160           4,034          4,034       27,778          --           --           --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Hartford Life Insurance Company                                             SA-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Five and to the
Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, Global Leaders Fund, and High Yield Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1999

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1998

                             BOND FUND        STOCK FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 8,505,428
      Cost $8,795,616
      Market Value.......    $  9,191,519         --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 7,966,474
      Cost $34,553,742
      Market Value.......        --           $ 52,273,344
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 21,297,796
      Cost $21,297,796
      Market Value.......        --               --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares 29,093,382
      Cost $64,738,062
      Market Value.......        --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 12,257,662
      Cost $46,354,537
      Market Value.......        --               --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 2,431,870
      Cost $2,602,013
      Market Value.......        --               --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 6,755,532
      Cost $16,118,196
      Market Value.......        --               --
  Due from Hartford Life
   Insurance Company.....               1         --
  Receivable from fund
   shares sold...........        --                 48,896
                           --------------   --------------
  Total Assets...........       9,191,520       52,322,240
                           --------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 48,889
  Payable for fund shares
   purchased.............        --               --
                           --------------   --------------
  Total Liabilities......        --                 48,889
                           --------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........    $  9,191,520     $ 52,273,351
                           --------------   --------------
                           --------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                               MONEY                                 CAPITAL               MORTGAGE
                            MARKET FUND      ADVISERS FUND      APPRECIATION FUND      SECURITIES FUND       INDEX FUND
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                           --------------   ----------------   --------------------   ------------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
      Shares 8,505,428
      Cost $8,795,616
      Market Value.......        --                --                 --                    --                   --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 7,966,474
      Cost $34,553,742
      Market Value.......        --                --                 --                    --                   --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 21,297,796
      Cost $21,297,796
      Market Value.......    $ 21,297,796          --                 --                    --                   --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares 29,093,382
      Cost $64,738,062
      Market Value.......        --            $  86,851,105          --                    --                   --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 12,257,662
      Cost $46,354,537
      Market Value.......        --                --               $58,335,207             --                   --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 2,431,870
      Cost $2,602,013
      Market Value.......        --                --                 --                  $2,637,492             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 6,755,532
      Cost $16,118,196
      Market Value.......        --                --                 --                    --               $ 24,120,302
  Due from Hartford Life
   Insurance Company.....       1,202,965             43,315             76,131             --                        338
  Receivable from fund
   shares sold...........        --                --                 --                    --                   --
                           --------------   ----------------   --------------------   ------------------   --------------
  Total Assets...........      22,500,761         86,894,420         58,411,338            2,637,492           24,120,640
                           --------------   ----------------   --------------------   ------------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --                 --                           1             --
  Payable for fund shares
   purchased.............       1,199,337             43,300             76,135             --                        334
                           --------------   ----------------   --------------------   ------------------   --------------
  Total Liabilities......       1,199,337             43,300             76,135                    1                  334
                           --------------   ----------------   --------------------   ------------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........    $ 21,301,424      $  86,851,120        $58,335,203           $2,637,491         $ 24,120,306
                           --------------   ----------------   --------------------   ------------------   --------------
                           --------------   ----------------   --------------------   ------------------   --------------

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1998

                               INTERNATIONAL        DIVIDEND AND
                            OPPORTUNITIES FUND       GROWTH FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ---------------------   ---------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 9,714,529
      Cost $12,844,982
      Market Value.......       $13,161,797              --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 15,637,757
      Cost $25,479,612
      Market Value.......         --                 $  33,785,155
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 2,410,669
      Cost $2,758,948
      Market Value.......         --                     --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 2,040,260
      Cost $2,527,860
      Market Value.......         --                     --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 626,520
      Cost $775,274
      Market Value.......         --                     --
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 971
      Cost $1,004
      Market Value.......         --                     --
    Hartford Global
     Leaders HLS Fund -
     Class IA
      Shares 45,950
      Cost $59,831
      Market Value.......         --                     --
    Hartford High Yield
     HLS Fund - Class IA
      Shares 24,475
      Cost $25,041
      Market Value.......         --                     --
  Due from Hartford Life
   Insurance Company.....               124                 18,342
  Receivable from fund
   shares sold...........         --                     --
                           ---------------------   ---------------
  Total Assets...........        13,161,921             33,803,497
                           ---------------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         --                     --
  Payable for fund shares
   purchased.............               124                 18,345
                           ---------------------   ---------------
  Total Liabilities......               124                 18,345
                           ---------------------   ---------------
  Net Assets (variable
   life contract
   liabilities)..........       $13,161,797          $  33,785,152
                           ---------------------   ---------------
                           ---------------------   ---------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                            INTERNATIONAL          SMALL            MIDCAP         GROWTH AND         GLOBAL             HIGH
                            ADVISERS FUND      COMPANY FUND          FUND         INCOME FUND      LEADERS FUND       YIELD FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------   ---------------   --------------   --------------   ---------------   --------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 9,714,529
      Cost $12,844,982
      Market Value.......       --                 --                 --              --               --                 --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 15,637,757
      Cost $25,479,612
      Market Value.......       --                 --                 --              --               --                 --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
      Shares 2,410,669
      Cost $2,758,948
      Market Value.......     $2,783,573           --                 --              --               --                 --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
      Shares 2,040,260
      Cost $2,527,860
      Market Value.......       --               $2,695,419           --              --               --                 --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
      Shares 626,520
      Cost $775,274
      Market Value.......       --                 --             $    901,722        --               --                 --
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 971
      Cost $1,004
      Market Value.......       --                 --                 --           $    1,151          --                 --
    Hartford Global
     Leaders HLS Fund -
     Class IA
      Shares 45,950
      Cost $59,831
      Market Value.......       --                 --                 --              --             $   59,054           --
    Hartford High Yield
     HLS Fund - Class IA
      Shares 24,475
      Cost $25,041
      Market Value.......       --                 --                 --              --               --             $     24,885
  Due from Hartford Life
   Insurance Company.....         17,578                352              9,895        --               --                 --
  Receivable from fund
   shares sold...........       --                 --                 --              --               --                 --
                           ----------------   ---------------   --------------   --------------   ---------------   --------------
  Total Assets...........      2,801,151          2,695,771            911,617          1,151            59,054             24,885
                           ----------------   ---------------   --------------   --------------   ---------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --                 --              --               --                 --
  Payable for fund shares
   purchased.............         17,578                351              9,894        --               --                 --
                           ----------------   ---------------   --------------   --------------   ---------------   --------------
  Total Liabilities......         17,578                351              9,894        --               --                 --
                           ----------------   ---------------   --------------   --------------   ---------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........     $2,783,573         $2,695,420       $    901,723     $    1,151        $   59,054       $     24,885
                           ----------------   ---------------   --------------   --------------   ---------------   --------------
                           ----------------   ---------------   --------------   --------------   ---------------   --------------

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                         UNITS
                                        OWNED BY        UNIT       CONTRACT
                                      PARTICIPANTS     PRICE      LIABILITY
                                     --------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Sub-Account............       6,227,233  $  1.47602  $  9,191,520
  Stock Fund Sub-Account...........      18,062,777    2.893982    52,273,351
  Money Market Fund Sub-Account....      17,297,025    1.231508    21,301,424
  Advisers Fund Sub-Account........      37,637,513    2.307568    86,851,120
  Capital Appreciation Fund
   Sub-Account.....................      26,356,449    2.213318    58,335,203
  Mortgage Securities Fund
   Sub-Account.....................       1,856,388    1.420765     2,637,491
  Index Fund Sub-Account...........       8,553,442    2.819953    24,120,306
  International Opportunities Fund
   Sub-Account.....................       8,844,158    1.488191    13,161,797
  Dividend and Growth Fund
   Sub-Account.....................      13,200,264     2.55943    33,785,152
  International Advisers Fund
   Sub-Account.....................       1,797,269    1.548779     2,783,573
  MidCap Fund Sub-Account..........         685,397     1.31562       901,723
                                                                 ------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                               305,342,660
                                                                 ------------
GROUP SUB-ACCOUNTS:
  High Yield Fund Sub-Account......          23,972     1.03809        24,885
  Growth and Income Fund
   Sub-Account.....................           1,000    1.150984         1,151
  Global Leaders Fund
   Sub-Account.....................          44,780    1.318766        59,054
  Small Company Fund Sub-Account...       2,074,750    1.299154     2,695,420
                                                                 ------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                                 2,780,510
                                                                 ------------
  TOTAL ACCUMULATION PERIOD........                               308,123,170
                                                                 ------------
GRAND TOTAL........................                              $308,123,170
                                                                 ------------
                                                                 ------------

                      [This page intentionally left blank]

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                             BOND FUND        STOCK FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
INVESTMENT INCOME:
  Dividends..............     $439,974        $    394,942
                           --------------   --------------
    Net investment income
     (loss)..............      439,974             394,942
                           --------------   --------------
CAPITAL GAINS INCOME.....      --                1,202,881
                           --------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,953             (70,871)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      161,536          10,365,875
                           --------------   --------------
    Net gain (loss) on
     investments.........      166,489          10,295,004
                           --------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $606,463        $ 11,892,827
                           --------------   --------------
                           --------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-9
--------------------------------------------------------------------------------

                               MONEY                                 CAPITAL               MORTGAGE
                            MARKET FUND      ADVISERS FUND      APPRECIATION FUND      SECURITIES FUND       INDEX FUND
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                           --------------   ----------------   --------------------   ------------------   --------------
INVESTMENT INCOME:
  Dividends..............     $907,215         $   1,713,763        $  309,876             $161,695          $    197,134
                           --------------   ----------------       -----------             --------        --------------
    Net investment income
     (loss)..............      907,215             1,713,763           309,876              161,695               197,134
                           --------------   ----------------       -----------             --------        --------------
CAPITAL GAINS INCOME.....      --                  2,134,889         3,157,152             --                     420,305
                           --------------   ----------------       -----------             --------        --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                     (2,350)         (195,604)               1,356               (76,809)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 11,964,481         4,068,045               (8,129)            4,342,765
                           --------------   ----------------       -----------             --------        --------------
    Net gain (loss) on
     investments.........      --                 11,962,131         3,872,441               (6,773)            4,265,956
                           --------------   ----------------       -----------             --------        --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $907,215         $  15,810,783        $7,339,469             $154,922          $  4,883,395
                           --------------   ----------------       -----------             --------        --------------
                           --------------   ----------------       -----------             --------        --------------

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                              INTERNATIONAL        DIVIDEND AND
                            OPORTUNITIES FUND       GROWTH FUND
                               SUB-ACCOUNT          SUB-ACCOUNT
                           --------------------   ---------------
INVESTMENT INCOME:
  Dividends..............       $  171,752           $  535,570
                               -----------        ---------------
    Net investment income
     (loss)..............          171,752              535,570
                               -----------        ---------------
CAPITAL GAINS INCOME.....          773,886              903,529
                               -----------        ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (32,807)               3,909
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          549,100            2,931,296
                               -----------        ---------------
    Net gain (loss) on
     investments.........          516,293            2,935,205
                               -----------        ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $1,461,931           $4,374,304
                               -----------        ---------------
                               -----------        ---------------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                            INTERNATIONAL          SMALL            MIDCAP         GROWTH AND           GLOBAL
                            ADVISERS FUND      COMPANY FUND          FUND          INCOME FUND       LEADERS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT*      SUB-ACCOUNT**
                           ----------------   ---------------   --------------   ---------------   ----------------
INVESTMENT INCOME:
  Dividends..............      $265,660           $--              $      7            $  4             $   69
                               --------       ---------------   --------------        -----             ------
    Net investment income
     (loss)..............       265,660            --                     7               4                 69
                               --------       ---------------   --------------        -----             ------
CAPITAL GAINS INCOME.....        63,237             33,340          --               --                  1,434
                               --------       ---------------   --------------        -----             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,598             14,371          (28,672)         --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (22,396)           225,453          123,154             147               (777)
                               --------       ---------------   --------------        -----             ------
    Net gain (loss) on
     investments.........       (20,798)           239,824           94,482             147               (777)
                               --------       ---------------   --------------        -----             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $308,099           $273,164         $ 94,489            $151             $  726
                               --------       ---------------   --------------        -----             ------
                               --------       ---------------   --------------        -----             ------

                                 HIGH
                              YIELD FUND
                            SUB-ACCOUNT**
                           ----------------
INVESTMENT INCOME:
  Dividends..............        $ 457
                                ------
    Net investment income
     (loss)..............          457
                                ------
CAPITAL GAINS INCOME.....      --
                                ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (156)
                                ------
    Net gain (loss) on
     investments.........         (156)
                                ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ 301
                                ------
                                ------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

SA-12                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                             BOND FUND        STOCK FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $  439,974       $    394,942
  Capital gains income...       --               1,202,881
  Net realized gain
   (loss) on security
   transactions..........         4,953            (70,871)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       161,536         10,365,875
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       606,463         11,892,827
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............       --                  10,617
  Net transfers..........     3,122,789          9,694,176
  Surrenders for benefit
   payments and fees.....      (282,701)        (1,193,061)
  Net loan activity......       (48,849)          (201,305)
  Cost of Insurance......       (53,144)          (274,848)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,738,095          8,035,579
                           --------------   --------------
  Net increase (decrease)
   in net assets.........     3,344,558         19,928,406
NET ASSETS:
  Beginning of period....     5,846,962         32,344,945
                           --------------   --------------
  End of period..........    $9,191,520       $ 52,273,351
                           --------------   --------------
                           --------------   --------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                             BOND FUND        STOCK FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $  289,780       $    277,126
  Capital gains income...       --                 933,599
  Net realized gain
   (loss) on security
   transactions..........         1,747              8,984
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       234,683          5,037,260
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       526,210          6,256,969
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............       --                --
  Net transfers..........     2,261,134         10,438,019
  Surrenders for benefit
   payments and fees.....       (72,004)          (726,356)
  Net loan activity......       (40,246)          (220,955)
  Cost of Insurance......       (29,688)          (165,194)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,119,196          9,325,514
                           --------------   --------------
  Net increase (decrease)
   in net assets.........     2,645,406         15,582,483
NET ASSETS:
  Beginning of period....     3,201,556         16,762,462
                           --------------   --------------
  End of period..........    $5,846,962       $ 32,344,945
                           --------------   --------------
                           --------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                               MONEY                                 CAPITAL               MORTGAGE
                            MARKET FUND      ADVISERS FUND      APPRECIATION FUND      SECURITIES FUND       INDEX FUND
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                           --------------   ----------------   --------------------   ------------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $    907,215      $ 1,713,763          $   309,876           $  161,695         $    197,134
  Capital gains income...        --              2,134,889            3,157,152             --                    420,305
  Net realized gain
   (loss) on security
   transactions..........        --                 (2,350)            (195,604)               1,356              (76,809)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --             11,964,481            4,068,045               (8,129)           4,342,765
                           --------------   ----------------   --------------------   ------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         907,215       15,810,783            7,339,469              154,922            4,883,395
                           --------------   ----------------   --------------------   ------------------   --------------
UNIT TRANSACTIONS:
  Purchases..............      57,281,893            1,450               10,490             --                     10,734
  Net transfers..........     (49,482,802)      16,449,477            6,484,579              404,847            4,207,201
  Surrenders for benefit
   payments and fees.....      (1,218,848)      (2,772,483)          (1,949,888)            (102,327)            (659,660)
  Net loan activity......      (2,979,256)        (610,361)            (596,858)             (30,755)            (394,242)
  Cost of Insurance......        (170,157)        (485,789)            (352,456)             (17,902)            (134,328)
                           --------------   ----------------   --------------------   ------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,430,830       12,582,294            3,595,867              253,863            3,029,705
                           --------------   ----------------   --------------------   ------------------   --------------
  Net increase (decrease)
   in net assets.........       4,338,045       28,393,077           10,935,336              408,785            7,913,100
NET ASSETS:
  Beginning of period....      16,963,379       58,458,043           47,399,867            2,228,706           16,207,206
                           --------------   ----------------   --------------------   ------------------   --------------
  End of period..........    $ 21,301,424      $86,851,120          $58,335,203           $2,637,491         $ 24,120,306
                           --------------   ----------------   --------------------   ------------------   --------------
                           --------------   ----------------   --------------------   ------------------   --------------

                               MONEY                                 CAPITAL               MORTGAGE
                            MARKET FUND      ADVISERS FUND      APPRECIATION FUND      SECURITIES FUND       INDEX FUND
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                           --------------   ----------------   --------------------   ------------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $    911,582      $ 1,156,876          $   221,135           $  116,672         $    180,981
  Capital gains income...        --              1,663,628            2,382,496             --                    787,478
  Net realized gain
   (loss) on security
   transactions..........        --                  2,740                1,256                  296                4,890
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --              6,960,236            4,674,683               39,086            2,484,980
                           --------------   ----------------   --------------------   ------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         911,582        9,783,480            7,279,570              156,054            3,458,329
                           --------------   ----------------   --------------------   ------------------   --------------
UNIT TRANSACTIONS:
  Purchases..............      63,950,949            2,129                  684             --                   --
  Net transfers..........     (61,547,449)      16,160,071           12,167,630              699,756            4,486,710
  Surrenders for benefit
   payments and fees.....      (1,485,440)      (1,461,109)          (1,165,216)             (61,537)            (569,846)
  Net loan activity......      (2,906,735)        (120,116)            (179,295)              (9,709)            (170,615)
  Cost of Insurance......        (154,854)        (322,766)            (268,542)             (12,046)             (85,758)
                           --------------   ----------------   --------------------   ------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,143,529)      14,258,209           10,555,261              616,464            3,660,491
                           --------------   ----------------   --------------------   ------------------   --------------
  Net increase (decrease)
   in net assets.........      (1,231,947)      24,041,689           17,834,831              772,518            7,118,820
NET ASSETS:
  Beginning of period....      18,195,325       34,416,354           29,565,036            1,456,188            9,088,386
                           --------------   ----------------   --------------------   ------------------   --------------
  End of period..........    $ 16,963,379      $58,458,043          $47,399,867           $2,228,706         $ 16,207,206
                           --------------   ----------------   --------------------   ------------------   --------------
                           --------------   ----------------   --------------------   ------------------   --------------

SA-14                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                               INTERNATIONAL        DIVIDEND AND
                            OPPORTUNITIES FUND      GROWTH FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------------   --------------
OPERATIONS:
  Net investment income
   (loss)................       $   171,752          $   535,570
  Capital gains income...           773,886              903,529
  Net realized gain
   (loss) on security
   transactions..........           (32,807)               3,909
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           549,100            2,931,296
                           ---------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,461,931            4,374,304
                           ---------------------   --------------
UNIT TRANSACTIONS:
  Purchases..............             5,004                  886
  Net transfers..........           842,567            6,508,074
  Surrenders for benefit
   payments and fees.....          (297,843)          (1,015,921)
  Net loan activity......          (174,741)            (242,467)
  Cost of Insurance......           (84,604)            (201,221)
                           ---------------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           290,383            5,049,351
                           ---------------------   --------------
  Net increase (decrease)
   in net assets.........         1,752,314            9,423,655
NET ASSETS:
    Beginning of
     period..............        11,409,483           24,361,497
                           ---------------------   --------------
    End of period........       $13,161,797          $33,785,152
                           ---------------------   --------------
                           ---------------------   --------------

  *  From inception, June 1, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                               INTERNATIONAL        DIVIDEND AND
                            OPPORTUNITIES FUND       GROWTH FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ---------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................       $   104,356          $   341,582
  Capital gains income...           661,603              364,880
  Net realized gain
   (loss) on security
   transactions..........             7,059                  462
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (783,223)           3,955,206
                           ---------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (10,205)           4,662,130
                           ---------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............               712             --
  Net transfers..........         3,635,238            8,771,193
  Surrenders for benefit
   payments and fees.....          (325,889)            (474,419)
  Net loan activity......           (76,025)            (141,694)
  Cost of Insurance......           (70,065)            (120,449)
                           ---------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit...         3,163,971            8,034,631
                           ---------------------   ---------------
  Net increase (decrease)
   in net assets.........         3,153,766           12,696,761
NET ASSETS:
  Beginning of period....         8,255,717           11,664,736
                           ---------------------   ---------------
  End of Period..........       $11,409,483          $24,361,497
                           ---------------------   ---------------
                           ---------------------   ---------------

  *  From inception, July 15, 1997, to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-15
--------------------------------------------------------------------------------

                            INTERNATIONAL          SMALL            MIDCAP         GROWTH AND           GLOBAL
                            ADVISERS FUND      COMPANY FUND          FUND          INCOME FUND       LEADERS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT*      SUB-ACCOUNT**
                           ----------------   ---------------   --------------   ---------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   265,660        $ --              $      7           $    4            $    69
  Capital gains income...          63,237            33,340         --               --                   1,434
  Net realized gain
   (loss) on security
   transactions..........           1,598            14,371         (28,672)         --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (22,396)          225,453         123,154              147               (777)
                           ----------------   ---------------   --------------        ------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         308,099           273,164          94,489              151                726
                           ----------------   ---------------   --------------        ------            -------
UNIT TRANSACTIONS:
  Purchases..............        --                   7,511           7,500            1,000              2,000
  Net transfers..........         353,622           695,351         641,260          --                  56,338
  Surrenders for benefit
   payments and fees.....         (73,340)          (37,178)         (8,125)         --                      (7)
  Net loan activity......         (66,673)          (17,491)         (4,163)         --                 --
  Cost of Insurance......         (18,446)          (15,048)         (3,741)         --                      (3)
                           ----------------   ---------------   --------------        ------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         195,163           633,145         632,731            1,000             58,328
                           ----------------   ---------------   --------------        ------            -------
  Net increase (decrease)
   in net assets.........         503,262           906,309         727,220            1,151             59,054
NET ASSETS:
    Beginning of
     period..............       2,280,311         1,789,111         174,503          --                 --
                           ----------------   ---------------   --------------        ------            -------
    End of period........     $ 2,783,573        $2,695,420        $901,723           $1,151            $59,054
                           ----------------   ---------------   --------------        ------            -------
                           ----------------   ---------------   --------------        ------            -------

                                 HIGH
                              YIELD FUND
                            SUB-ACCOUNT**
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................       $   457
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (156)
                                -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           301
                                -------
UNIT TRANSACTIONS:
  Purchases..............         2,000
  Net transfers..........        22,441
  Surrenders for benefit
   payments and fees.....           115
  Net loan activity......            (1)
  Cost of Insurance......            29
                                -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        24,584
                                -------
  Net increase (decrease)
   in net assets.........        24,885
NET ASSETS:
    Beginning of
     period..............       --
                                -------
    End of period........       $24,885
                                -------
                                -------

                            INTERNATIONAL          SMALL            MIDCAP
                            ADVISERS FUND      COMPANY FUND          FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ----------------   ---------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................     $    70,580        $      811         $    156
  Capital gains income...           4,758            81,211          --
  Net realized gain
   (loss) on security
   transactions..........           4,567           (11,838)              (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          16,688           (57,877)           3,294
                           ----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          96,593            12,307            3,447
                           ----------------   ---------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        --                --                  1,000
  Net transfers..........         841,304         1,790,398          170,709
  Surrenders for benefit
   payments and fees.....         (46,000)          (10,130)            (525)
  Net loan activity......         (23,722)               (2)         --
  Cost of Insurance......         (12,736)           (4,445)            (128)
                           ----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit...         758,846         1,775,821          171,056
                           ----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets.........         855,439         1,788,128          174,503
NET ASSETS:
  Beginning of period....       1,424,872               983          --
                           ----------------   ---------------   ---------------
  End of Period..........     $ 2,280,311        $1,789,111         $174,503
                           ----------------   ---------------   ---------------
                           ----------------   ---------------   ---------------

SA-16                                            Hartford Life Insurance Company
--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT FIVE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    Deduction and Charges -- Certain amounts are deducted from the Contracts, as described below:

    a) COST OF INSURANCE CHARGE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

    b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 0.90% of the Contract's value for the mortality and expense risks which the Company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    c) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.25% of the Contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    e) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                           ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                           ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                           ------       -----         -----------      ------
                                                           ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(F) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
--------------------------------------------------------------------------------

option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.
    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(G) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
(H) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(I) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                FOR THE YEARS ENDED DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER
                                                        31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(F) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(G) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253  $   500    $   1,404       $  28     $    221    $ --    $2,153
Inverse floaters (1)...............        75       47           80          --           25      --       152
Anticipatory (4)...................        --       --           --          --           --      --        --
Other bonds and notes..............     7,531      462          460          22        1,258      91     2,293
Short-term investments.............     1,317       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total fixed maturities.........    14,176    1,009        1,944          50        1,504      91     4,598
Equity securities, policy loans and
 other investments.................     3,983       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total investments..............  $ 18,159    1,009        1,944          50        1,504      91     4,598
    Other policyholder funds.......  $ 21,034       10          150          --        1,747      --     1,907
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     notional value................            $ 1,019    $   2,094       $  50     $  3,251    $ 91    $6,505
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     fair value....................            $    (8)   $      23       $  --     $     19    $ (6  ) $   28
                                     --------  -------  ------------        ---    ---------     ---    -------
                                     --------  -------  ------------        ---    ---------     ---    -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                            FOR THE YEARS ENDED DECEMBER
                                                         31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                            FOR THE YEARS ENDED DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(C) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(D) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(E) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
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For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
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